INDEBTEDNESS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
INDEBTEDNESS

(7) INDEBTEDNESS

The following is a summary of all debt outstanding at June 30, 2018 and December 31, 2017:

(In thousands)	June 30, 2018	December 31, 2017
New secured notes:
8.00% New secured notes due August 2022 (A)	349,954	350,000
Troms Offshore borrowings (B):
NOK denominated notes due May 2024	13,595	14,054
NOK denominated notes due January 2026	25,315	25,965
USD denominated notes due January 2027	22,729	23,345
USD denominated notes due April 2027	24,810	25,463

	$436,403	438,827
Debt premiums and discounts, net	8,446	9,333
Less: Current portion of long-term debt	6,290	5,103

Total long-term debt	$438,559	443,057

(A)	As of June 30, 2018 and December 31, 2017, the fair value (Level 2) of the New Secured Notes was $361.5 million and $359.8 million, respectively.
(B)

The company pays principal and interest on these notes semi-annually. As of June 30, 2018 and December 31, 2017, the aggregate fair value (Level 2) of the Troms Offshore borrowings was $86.4 million and $88.5 million, respectively. The weighted average interest rate of the Troms Offshore borrowings as of June 30, 2018, was 5.00%.

New Secured Notes Tender Offer

Pursuant to the New Secured Notes indenture dated July 31, 2017, among the company, each of the guarantors party thereto, and Wilmington Trust, National Association, as Trustee and Collateral Agent (the “Indenture”) governing the Notes, the company is required to make cash offers to the registered or beneficial holders (the “Holders” and each, a “Holder”) of the Notes within 60 days of the date that the net proceeds realized by the company from Asset Sales (as defined in the Indenture, but which generally equates to 65% of the proceeds from Asset Sales, net of any commission paid) exceed $10.0 million (the “Asset Sale Threshold”). Since the issuance of the Notes, the company executed certain Asset Sales and on December 19, 2017, the aggregate net proceeds realized from such Asset Sales exceeded the Asset Sale Threshold, which triggered the obligation under the Indenture for the company to commence the Offer.

On February 2, 2018, the company commenced an offer to purchase (the “Offer”) up to $24.7 million aggregate principal amount (the “Offer Amount”) of its outstanding 8.00% senior secured notes due 2022 (the “Notes”) for cash. On March 7, 2018, we purchased $46,023 aggregate principal amount of the Notes that were validly tendered in accordance with the terms and conditions of the Offer.

Because the aggregate principal amount of tendered and accepted Notes was less than the Offer Amount, cash in an amount equal to the difference between the Offer Amount and the principal amount of the Notes accepted for tender became available for use by the company in any manner not prohibited by the Indenture and is no longer shown as restricted cash on the balance sheet. The $5.2 million restricted cash on the balance sheet at June 30, 2018, represents additional proceeds from Asset Sales since the date of the February 2018 tender offer and is, therefore, restricted by the terms of the Indenture.

Debt Costs

The company capitalizes a portion of its interest costs incurred on borrowed funds used to construct vessels. The following is a summary of interest and debt costs incurred, net of interest capitalized, for the quarters and six month periods ended June 30, 2018 and 2017.

	Successor	Predecessor	Successor	Predecessor
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Interest and debt costs incurred, net of interest capitalized	$7,547	10,605	$15,146	31,613
Interest costs capitalized	194	601	368	1,818

Total interest and debt costs	$7,741	11,206	$15,514	33,431

(7) INDEBTEDNESS

Summary of Debt Outstanding per Stated Maturities

The following table summarizes debt outstanding based on stated maturities:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Bank loan agreement:
Bank term loan due July 2019	$—	300,000
Revolving line of credit due July 2019	—	600,000
September 2010 senior notes:
3.90% September 2010 senior notes due December 2017	—	44,500
3.95% September 2010 senior notes due December 2017	—	25,000
4.12% September 2010 senior notes due December 2018	—	25,000
4.17% September 2010 senior notes due December 2018	—	25,000
4.33% September 2010 senior notes due December 2019	—	50,000
4.51% September 2010 senior notes due December 2020	—	100,000
4.56% September 2010 senior notes due December 2020	—	65,000
4.61% September 2010 senior notes due December 2022	—	48,000
August 2011 senior notes:
4.06% August 2011 senior notes due March 2019	—	50,000
4.54% August 2011 senior notes due June 2021	—	65,000
4.64% August 2011 senior notes due June 2021	—	50,000
September 2013 senior notes:
4.26% September 2013 senior notes due November 2020	—	123,000
5.01% September 2013 senior notes due November 2023	—	250,000
5.16% September 2013 senior notes due November 2025	—	127,000
New secured notes:
8.00% New secured notes due August 2022	350,000	—
New secured notes - premium	14,329	—
Troms Offshore borrowings:
NOK denominated notes due May 2024	14,054	14,864
NOK denominated notes due May 2024 - premium	115	—
NOK denominated notes due January 2026	25,965	26,167
NOK denominated notes due January 2026 - discount	(1,586)	—
USD denominated notes due January 2027	23,345	24,573
USD denominated notes due January 2027 - discount	(1,678)	—
USD denominated notes due April 2027	25,463	27,421
USD denominated notes due April 2027 - discount	(1,847)	—

	$448,160	2,040,525
Less: Deferred debt issue costs	—	6,401
Less: Current portion of long-term debt	5,103	2,034,124

Total long-term debt	$443,057	—

We may from time to time seek to retire or purchase our outstanding debt through cash purchases and/or exchanges for equity securities, in open market purchases, privately negotiated transactions or otherwise. Such repurchases or exchanges, if any, will depend on prevailing market conditions, our liquidity requirements, contractual restrictions and other factors. The amounts involved may be material.

New Secured Notes

On July 31, 2017, pursuant to the terms of the Plan, the company entered into an indenture (the “Indenture”) by and among the company, the wholly-owned subsidiaries named as guarantors therein (the “Guarantors”), and Wilmington Trust, National Association, as trustee and collateral agent (the “Trustee”), and issued $350 million aggregate principal amount of the company’s new 8.00% Senior Secured Notes due 2022 (the “New Secured Notes”).

The New Secured Notes will mature on August 1, 2022. Interest on the New Secured Notes will accrue at a rate of 8.00% per annum payable quarterly in arrears on February 1, May 1, August 1, and November 1 of each year in cash, beginning November 1, 2017. The New Secured Notes are secured by substantially all of the assets of the company and its Guarantors.

The New Secured Notes have minimum interest coverage requirement (EBITDA/Interest), for which compliance will first be measured for the twelve months ending June 30, 2019. Minimum liquidity requirements and other covenants are set forth in the Indenture and are in effect from July 31, 2017. The Indenture also contains certain customary events of default and a make-whole provision.

Until terminated under the circumstances described in this paragraph, the New Secured Notes and the guarantees by the Guarantors will be secured by the Collateral (as defined in the Indenture) pursuant to the terms of the Indenture and the related security documents. The Trustee’s liens upon the Collateral and the right of the holders of the New Secured Notes to the benefits and proceeds of the Trustee’s liens on the Collateral will terminate and be discharged in certain circumstances described in the Indenture, including: (i) upon satisfaction and discharge of the Indenture in accordance with the terms thereof; or (ii) as to any Collateral of the company or the Guarantors that is sold, transferred or otherwise disposed of by the company or the Guarantors in a transaction or other circumstance that complies with the terms of the Indenture, at the time of such sale, transfer or other disposition.

The company is obligated to offer to repurchase the New Secured Notes at par in amounts that generally approximate 65% of asset sale proceeds as defined in the Indenture. The company maintains a restricted cash account to accumulate the net proceeds of each qualified asset sale. Per the terms of the Indenture, the company is required to offer to repurchase New Secured Notes within 60 days of the accumulation of $10 million in the account, which account had a balance of $21.3 million at December 31, 2017. In accordance with SEC tender offer rules, noteholders have a minimum of 20 days to respond. In the event the holders of the New Secured Notes do not accept the company’s offer to repurchase the notes the accumulated cash would become available to the company for its general use.

As of December 31, 2017, the fair value (Level 2) of the New Secured Notes was $359.8 million.

Troms Offshore Debt

Concurrent with the July 31, 2017 Effective Date of the Plan, the Troms Offshore credit agreement was amended and restated to (i) reduce by 50% the required principal payments due from the Effective Date through March 31, 2019, (ii) modestly increase the interest rates on amounts outstanding through April 2023, and (iii) provide for security and additional guarantees, including (a) mortgages on six vessels and related assignments of earnings and insurances, (b) share pledges by Troms Offshore and certain subsidiaries of Troms Offshore, and (c) guarantees by certain subsidiaries of Troms Offshore.

The Troms Offshore borrowings continue to require semi-annual principal payments and bear interest at fixed rates based, in part, on Tidewater Inc.’s consolidated funded indebtedness to total capitalization ratio.

In May 2015, Troms Offshore entered into a $31.3 million, U.S. dollar denominated, 12 year borrowing agreement originally scheduled to mature in April 2027. The loan requires semi-annual principal and interest payments and bears interest at a fixed rate of 2.92% plus a premium based on Tidewater Inc.’s consolidated funded indebtedness to total capitalization ratio currently equal to 1.00% and a 1.00% sub-tranche premium (for a total all-in rate of 4.92%). As of December 31, 2017, $25.5 million is outstanding under this agreement.

In March 2015, Troms Offshore entered into a $29.5 million, U.S. dollar denominated, 12 year borrowing agreement originally scheduled to mature in January 2027. The loan requires semi-annual principal and interest payments and bears interest at a fixed rate of 2.91% plus a premium based on Tidewater Inc.’s consolidated funded indebtedness to total capitalization ratio currently equal to 1.00% and a 1.00% sub-tranche premium (for a total all-in rate of 4.91%). As of December 31, 2017, $23.3 million is outstanding under this agreement.

A summary of U.S. dollar denominated Troms Offshore borrowings outstanding is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
May 2015 notes
Amount outstanding	$25,463	27,421
Fair value of debt outstanding (Level 2)	25,427	27,395
March 2015 notes
Amount outstanding	$23,345	24,573
Fair value of debt outstanding (Level 2)	23,251	24,544

In January 2014, Troms Offshore entered into a 300 million Norwegian kroner (NOK) denominated, 12 year borrowing agreement originally scheduled to mature in January 2026. The loan requires semi-annual principal and interest payments and bears interest at a fixed rate of 2.31% plus a premium based on Tidewater Inc.’s consolidated funded indebtedness to total capitalization ratio currently equal to 1.25% and a 1.00% sub-tranche premium (for a total all-in rate of 4.56%). As of December 31, 2017, 212.5 million NOK (approximately $26 million) is outstanding under this agreement.

In May 2012, Troms Offshore entered into a 204.4 million NOK denominated borrowing agreement originally scheduled to mature in May 2024. The loan requires semi-annual principal and interest payments and bears interest at a fixed rate of 3.88% plus a premium based on Tidewater Inc.’s consolidated funded indebtedness to total capitalization ratio currently equal to 1.25% and a 1.00% sub-tranche premium (for a total all-in rate of 6.13%). As of December 31, 2017, 115 million NOK (approximately $14.1 million) is outstanding under this agreement.

A summary of NOK denominated Troms Offshore borrowings outstanding and their U.S. dollar equivalents is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
January 2014 notes:
NOK denominated	212,500	225,000
U.S. dollar equivalent	$25,965	26,167
Fair value in U.S. dollar equivalent (Level 2)	25,850	26,133
May 2012 notes:
NOK denominated	115,020	127,800
U.S. dollar equivalent	$14,054	14,864
Fair value in U.S. dollar equivalent (Level 2)	14,013	14,793

At March 31, 2017, the company failed to meet certain covenants contained in the Bank Loan Agreement, the Troms Offshore Debt agreement, and the September 2013 Senior Notes, which resulted in covenant noncompliance that would have allowed the respective lenders and/or the noteholders to declare us to be in default under each of the Funded Debt Agreements, and accelerate the indebtedness thereunder. To avoid an acceleration of indebtedness of these agreements (and potentially the August 2011 and September 2010 Senior Notes) the company negotiated and obtained limited waivers from the necessary lenders and noteholders. When the final waiver expired in accordance with its terms on April 7, 2017, negotiations regarding the terms of the company’s restructuring were substantially complete. As a result of the above, all of the company’s debt was classified as current on its Consolidated Balance Sheet at March 31, 2017.

Bank Loan Agreement

In May 2015, the company amended and extended its existing bank loan agreement. The amended bank loan agreement was scheduled to mature in June 2019 (the “Maturity Date”) and provides for a $900 million, five-year credit facility (“credit facility”) consisting of a (i) $600 million revolving credit facility (the “revolver”) and a (ii) $300 million term loan facility (“term loan”).

The company had $300 million in term loan borrowings and $600 million of revolver borrowings outstanding at March 31, 2017, which had an estimated fair market value of $168 million and $336 million, respectively.

In accordance with the Plan, on the Effective Date all outstanding obligations under the revolver and term loan were cancelled. Refer to Note (2) “Chapter 11 Proceedings and Emergence” for further discussion of the terms of the company’s Chapter 11 bankruptcy and emergence.

Senior Notes

The determination of fair value included an estimated credit spread between our long term debt and treasuries with similar matching expirations. The credit spread was determined based on comparable publicly traded companies in the oilfield service segment with similar credit ratings. These estimated fair values were based on Level 2 inputs.

September 2013 Senior Notes

On September 30, 2013, the company executed a note purchase agreement for $500 million and issued $300 million of senior unsecured notes to a group of institutional investors. The company issued the remaining $200 million of senior unsecured notes on November 15, 2013. The multiple series of notes totaling $500 million were issued with maturities ranging from approximately seven to 12 years.

In accordance with the Plan, on the Effective Date all outstanding obligations under the September 2013 Senior Notes were cancelled. Refer to Note (2) “Chapter 11 Proceedings and Emergence” for further discussion of the terms of the company’s Chapter 11 bankruptcy and emergence.

A summary of these notes is as follows:

	Successor	Predecessor
(In thousands, except weighted average data)	December 31, 2017	March 31, 2017
Aggregate debt outstanding	$—	500,000
Weighted average remaining life in years	—	6.4
Weighted average coupon rate on notes outstanding	—	4.86%
Fair value of debt outstanding	—	280,000

August 2011 Senior Notes

On August 15, 2011, the company issued $165 million of senior unsecured notes to a group of institutional investors. The multiple series of notes were originally issued with maturities ranging from approximately eight to 10 years.

In accordance with the Plan, on the Effective Date all outstanding obligations under the August 2011 Senior Notes were cancelled. Refer to Note (2) “Chapter 11 Proceedings and Emergence” for further discussion of the terms of the company’s Chapter 11 bankruptcy and emergence.

A summary of these notes is as follows:

	Successor	Predecessor
(In thousands, except weighted average data)	December 31, 2017	March 31, 2017
Aggregate debt outstanding	$—	165,000
Weighted average remaining life in years	—	3.6
Weighted average coupon rate on notes outstanding	—	4.42%
Fair value of debt outstanding	—	92,400

September 2010 Senior Notes

In fiscal 2011, the company completed the sale of $425 million of senior unsecured notes. The multiple series of these notes were originally issued with maturities ranging from five to 12 years.

In accordance with the Plan, on the Effective Date all outstanding obligations under the September 2010 Senior Notes were cancelled. Refer to Note (2) “Chapter 11 Proceedings and Emergence” for further discussion of the terms of the company’s Chapter 11 bankruptcy and emergence.

A summary of these notes is as follows:

	Successor	Predecessor
(In thousands, except weighted average data)	December 31, 2017	March 31, 2017
Aggregate debt outstanding	$—	382,500
Weighted average remaining life in years	—	3.1
Weighted average coupon rate on notes outstanding	—	4.35%
Fair value of debt outstanding	—	214,200

Debt Costs

The company capitalizes a portion of its interest costs incurred on borrowed funds used to construct vessels. Interest and debt costs incurred, net of interest capitalized are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through March 31, 2017	Year Ended July 31, 2017
Interest and debt costs incurred, net of interest capitalized	$13,009	11,179	75,026
Interest costs capitalized	101	601	4,829

Total interest and debt costs	$13,110	11,780	79,855